Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Growth and Income Series
March 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.47%
Communication Services — 7.88%
AT&T	458,763	$ 10,840,570
Comcast Class A	305,156	14,287,404
Verizon Communications	298,106	15,185,519
		40,313,493
Consumer Discretionary — 5.20%
APA	46,191	1,909,074
Chipotle Mexican Grill †	3,090	4,888,473
Lowe's	26,311	5,319,821
PulteGroup	36,413	1,525,705
TJX	213,832	12,953,942
		26,597,015
Consumer Staples — 6.76%
Altria Group	152,280	7,956,630
Archer-Daniels-Midland	45,826	4,136,255
Mondelez International Class A	115,578	7,255,987
Philip Morris International	162,057	15,223,634
		34,572,506
Energy — 6.68%
ConocoPhillips	122,037	12,203,700
Exxon Mobil	266,048	21,972,904
		34,176,604
Financials — 21.43%
Allstate	111,930	15,503,424
American Financial Group	31,500	4,587,030
American International Group	188,306	11,819,968
Discover Financial Services	22,752	2,507,043
Evercore Class A	31,436	3,499,456
Fidelity National Financial	48,078	2,348,130
First American Financial	239,097	15,498,268
MetLife	193,987	13,633,406
Old Republic International	312,811	8,092,421
OneMain Holdings	120,850	5,729,498
Synchrony Financial	250,884	8,733,272
Truist Financial	233,815	13,257,310
Unum Group	138,708	4,370,689
		109,579,915
Healthcare — 23.49%
AbbVie	22,670	3,675,034
AmerisourceBergen	51,392	7,950,856
Bristol-Myers Squibb	251,042	18,333,597
Cardinal Health	57,662	3,269,435
Cigna	51,138	12,253,176
CVS Health	107,994	10,930,073
Gilead Sciences	210,443	12,510,836
Johnson & Johnson	143,576	25,445,975
Merck & Co.	189,357	15,536,742
Pfizer	89,818	4,649,878
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Viatris	513,040	$ 5,581,875
		120,137,477
Industrials — 10.76%
Emerson Electric	74,400	7,294,920
Honeywell International	41,469	8,069,038
Northrop Grumman	43,803	19,589,578
Raytheon Technologies	202,278	20,039,681
		54,993,217
Information Technology — 15.85%
Broadcom	27,731	17,461,656
Cisco Systems	345,678	19,275,005
Cognizant Technology Solutions Class A	195,865	17,563,215
HP	172,075	6,246,323
Motorola Solutions	72,962	17,671,396
Oracle	17,203	1,423,204
Western Union	74,082	1,388,297
		81,029,096
Materials — 1.42%
DuPont de Nemours	76,840	5,653,887
Newmont	20,355	1,617,205
		7,271,092
Total Common Stocks (cost $416,762,010)		508,670,415

Short-Term Investments — 0.25%
Money Market Mutual Funds — 0.25%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.23%)	318,806	318,806
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.12%)	318,806	318,806
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.25%)	318,806	318,806
NQ-FL2 [3/22] 5/22 (2218518)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Growth and Income Series
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.23%)	318,806	$ 318,806
Total Short-Term Investments (cost $1,275,224)		1,275,224

Total Value of Securities—99.72% (cost $418,037,234)		509,945,639
Receivables and Other Assets Net of Liabilities—0.28%		1,433,516
Net Assets Applicable to 14,852,544 Shares Outstanding—100.00%		$511,379,155

†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs

2    NQ-FL2 [3/22] 5/22 (2218518)